Document and Entity Information	12 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jul. 31, 2012
Registrant Name	Nuveen Managed Accounts Portfolios Trust
Central Index Key	0001390204
Amendment Flag	false
Document Creation Date	Apr. 23, 2013
Document Effective Date	Apr. 23, 2013
Prospectus Date	Nov. 30, 2012